Basic and Diluted Loss Per Share - Schedule of loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Loss attributable to common stockholders—basic	$ (103,194)	$ (4,645)	$ (6,913)
Loss attributable to common stockholders—diluted	$ (103,194)	$ (4,645)	$ (6,913)
Denominator:
Weighted average shares outstanding—basic (in shares)	79,964,000	66,637,000	66,637,000
Weighted average shares outstanding—diluted (in shares)	79,964,000	66,637,000	66,637,000
Loss per share:
Basic (in dollars per share)	$ (1.29)	$ (0.07)	$ (0.10)
Diluted (in dollars per share)	$ (1.29)	$ (0.07)	$ (0.10)